Business Description (Details) - USD ($)			6 Months Ended
	May 10, 2024	Apr. 22, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Business Description [Line Items]
Ordinary shares, par value			$ 0.00001		$ 0.00001
Gross proceeds (in Dollars)	$ 630,000	$ 4,200,000		$ 3,293,096
Ordinary Shares [Member]
Business Description [Line Items]
Number of shares issued (in Shares)		1,050,000
Ordinary Shares [Member]
Business Description [Line Items]
Ordinary shares, par value	$ 0.00001	$ 0.00001
Offering price per share		$ 4
Gross proceeds (in Dollars)		$ 4,200,000
Consideration received on after dedication (in Dollars)	$ 3,293,096
Ordinary Shares [Member] | Over-Allotment Option [Member]
Business Description [Line Items]
Number of shares issued (in Shares)	157,500
Ordinary shares, par value	$ 0.00001
Offering price per share	$ 4
Gross proceeds (in Dollars)	$ 630,000